Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 53,548	$ 477,309
Accounts receivable, net	44,766	92,149
Other receivables and prepayments, net	44,121	267,781
Advance to suppliers	148,030	152,751
Inventories, net	1,117,256	1,349,102
Other taxes receivable	352,628	374,270
Operating lease right-of-use assets, current	41,546
Total Current Assets	1,801,895	2,713,362
Property and equipment, net	853,504	1,261,493
Construction in progress	224,147	223,772
Operating lease right-of-use assets, net	17,714
Marketable equity securities	821,739
Non-marketable equity securities		1,500,043
Total assets	3,718,999	5,698,670
CURRENT LIABILITIES:
Accounts payable	261,459	234,449
Operating lease liabilities, current	44,268
Advances from customers	298,564	232,565
Accrued expenses and other current liabilities (including rental payable to a related party of $77,104 and $42,223 at June, 30, 2019 and December 31, 2018, respectively)	1,389,273	977,119
Due to related parties - Short-term borrowings and interest payable	741,385
Warranty obligation	4,852	8,671
Total Current Liabilities	2,739,801	1,452,804
OTHER LIABILITIES
Warrants liability	1,229,067	1,129,246
Total Liabilities	3,968,868	2,582,050
SHAREHOLDERS' (DEFICIT) EQUITY
Common shares, $0.002731 par value, 50,000,000 shares authorized, 17,806,586 shares issued and outstanding at June 30, 2019 and December 31, 2018	48,630	48,630
Additional paid in capital	40,689,949	40,620,772
Accumulated deficit	(43,468,419)	(40,156,204)
Accumulated other comprehensive income	2,479,971	2,603,422
Total shareholders' (deficit) equity	(249,869)	3,116,620
Total liabilities and shareholders' (deficit) equity	$ 3,718,999	$ 5,698,670